Convertible debentures (FY) (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024
Convertible debentures [Abstract]
Convertible Debentures
A continuity of the Company’s convertible debentures is as follows:

Balance as at August 1, 2023	$-
Issued	920,000
Fair value of embedded derivative	(73,550)
Transaction costs	(36,484)
Accretion	52,552
Interest	19,026
Balance as at July 31, 2024	$881,544
Issued (Focus Impact Partners Convertible Debt)	55,650
Fair value of embedded derivative	(53,750)
Accretion	44,565
Interest	12,738
Balance as at October 31, 2024	$940,747

A continuity of the Company’s convertible debentures is as follows:

Balance as at August 1, 2023	$-
Issued	920,000
Fair value of embedded derivative	(73,550)
Transaction costs	(36,484)
Accretion	52,552
Interest	19,026
Balance as at July 31, 2024	$881,544

Embedded Derivative Liabilities
Below is a continuity of the embedded derivative liabilities:

Balance as at August 1, 2023	$-
Derivative liability component	73,550
Change in fair value of derivative liabilities	845,700
Balance as at July 31, 2024	$919,250
Derivative liability component	53,750
Change in fair value of derivative liabilities	1,348,350
Balance as at October 31, 2024	$2,321,350

Below is a continuity of the embedded derivative liabilities:

Balance as at August 1, 2023	$-
Derivative liability component of certain issued convertible debentures	73,550
Unrealized loss on derivative liabilities	845,700
Balance as at July 31, 2024	$919,250

Key Inputs Convertible Debentures
The key inputs used in the Monte Carlo model for the derivative liabilities were as follows:

	At initial measurement (for the year ended July 31, 2024)	As at July 31, 2024	At initial measurement (for the period ended October 31, 2024)	As at October 31, 2024
Probability of De-SPAC Transaction closing	90%	90%	90% - 99%	99%
Risk-free interest rate	4.60% - 4.87%	4.27% - 4.38%	1.10% - 4.25%	3.25%
Expected term (years)	0.35 – 0.82	0.26 - 0.54	0.02 – 0.21	0.02 – 0.29
Expected annual volatility for the Company	90% - 145%	85% - 112%	92.5%	85% - 165%
Expected annual volatility for Focus Impact	2.5% - 5%	2.5%	2.5% - 100%	2.5%- 100%
Common conversion ratio	0.083 - 0.155	0.083	0.063 – 0.1462	0.146
Foreign exchange rate	0.727 - 0.747	0.7242	0.720 – 0.734	0.719

The key inputs used in the Monte Carlo model for the derivative liabilities were as follows:

	At initial measurement	As at July 31, 2024
Probability of De-SPAC Transaction closing	90%	90%
Risk-free interest rate	4.60% - 4.87%	4.27% - 4.38%
Expected term (years)	0.35 – 0.82	0.26 - 0.54
Expected annual volatility for the Company	90% - 145%	85% - 112%
Expected annual volatility for Focus Impact	2.5% - 5%	2.5%
Common conversion ratio	0.083 - 0.155	0.083
Foreign exchange rate	0.727 - 0.747	0.7242